Schedule of Intangible Assets (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross
Less: accumulated amortization	(93,873)	(123,848)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross	1,473,542	1,944,044
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross	205,937	271,693
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, gross	$ 671,321	$ 885,675